LONG-TERM DEBT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Lease cost	$ 1,434	$ 1,215	$ 1,647
Long Term Leases [Member]
Debt Instrument [Line Items]
Lease cost	7,186	$ 4,467
Minimum [Member]
Debt Instrument [Line Items]
Unsecure long term debt	13
Annual payments	$ 103
Long term debt rate	5.50%
Maximum [Member]
Debt Instrument [Line Items]
Unsecure long term debt	$ 215
Annual payments	$ 332
Long term debt rate	9.00%